Schedule I - Condensed Financial Information of Parent Condensed Financial Information of Parent Company, Statement of Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net gain from investment activities	$ 278	$ 590	$ 336	$ 1,207	$ 1,905	$ 814	$ 1,406
Interest and dividend income	17	27	42	61	117	191	239
Other (loss) income, net	(1)	(15)	9	(32)	(65)	(45)	(1)
Total Revenues	4,205	3,142	6,889	6,220	11,855	9,091	8,543
Interest expense	128	113	245	222	435	387	312
Selling, general and administrative	337	304	646	623	1,241	1,017	1,012
Total Expenses	3,843	2,534	6,456	4,998	10,056	8,335	7,356
Income from continuing operations					1,765	747	1,231
Income from discontinued operations					0	(1)	1
Net income	450	584	551	1,180	1,765	746	1,232
Net income allocable to:
Limited partner	237	286	286	524	743	200	239
General partner	3	3	3	5	8	2	21
Net income	450	584	551	1,180	1,765	746	1,232
Parent Company [Member]
Net gain from investment activities					7	2	3
Interest and dividend income					3	4	32
Loss on extinguishment of debt					0	(39)	0
Equity earnings from non-consolidated affiliates					976	445	371
Other (loss) income, net					14	11	8
Total Revenues					1,000	423	414
Interest expense					227	195	131
Selling, general and administrative					22	26	24
Total Expenses					249	221	155
Income from continuing operations					751	202	259
Income from discontinued operations					0	0	1
Net income					751	202	260
Net income allocable to:
Limited partner					748	200	239
General partner					3	2	21
Net income					$ 751	$ 202	$ 260